CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net income for the period	$ 8,224	$ 372,837	$ 339,689	$ 669,617
Other comprehensive income:
Unrealized gain on available for sale securities		130		19,717
Reclassification to interest income		(8,695)		(8,695)
Amortization of deferred realized losses on cash flow hedges	903	903	1,796	1,796
Total Other Comprehensive Income/(Loss)	903	(7,662)	1,796	12,818
Comprehensive Income	$ 9,127	$ 365,175	$ 341,485	$ 682,435